Note 23 - Acquisitions (Details Textual) $ in Millions		12 Months Ended
	Nov. 30, 2020 CAD ($)	Oct. 31, 2022 CAD ($)	Oct. 31, 2021 CAD ($)	Jun. 14, 2022 CAD ($)	Jun. 14, 2022 USD ($)
Statement Line Items [Line Items]
Amortisation, intangible assets other than goodwill		$ 456,000	$ 299,000
Steams Bank Holdingford, N.A. [member]
Statement Line Items [Line Items]
Total consideration transferred, acquisition-date fair value				$ 18,400,000	$ 13.5
Assets recognised as of acquisition date					$ 60.0
The 2021945 Ontario Inc. [member]
Statement Line Items [Line Items]
Total consideration transferred, acquisition-date fair value	$ 9.9
Percentage of voting equity interests acquired	100.00%
Cash transferred	$ 8,500,000
Liabilities incurred	$ 1,400,000
Useful life measured as period of time, intangible assets other than goodwill (Year)	10 years
Goodwill expected to be deductible for tax purposes	$ 0
Revenue of acquiree since acquisition date		5,600,000	5,200,000
Profit (loss) of acquiree since acquisition date		964,000	1,500,000
Amortisation, intangible assets other than goodwill		456,000	$ 299,000
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		$ 180,000